Schedule of Investments (unaudited)
August 31, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.
 Franklin Ohio Municipal Income ETF

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 92.1%
Alaska — 1.6%
Alaska State Industrial Development & Export Authority Revenue:
Tanana Chiefs Conference Project, Series A	5.000%	10/1/30	$650,000	$676,245
Tanana Chiefs Conference Project, Series A	5.000%	10/1/31	500,000	518,462
Total Alaska				1,194,707
Guam — 2.4%
Guam Government, GO, Series 2019	5.000%	11/15/31	335,000	346,356 (a)
Guam Government, Hotel Occupancy Tax Revenue, Series A, Refunding	5.000%	11/1/40	300,000	304,958
Guam Government, Waterworks Authority Revenue, Water and Wastewater System, Series A, Refunding	5.000%	1/1/46	350,000	352,323
Port Authority of Guam Revenue:
Port Revenue Bonds, Series B	5.000%	7/1/33	200,000	203,311 (a)
Port Revenue Bonds, Series B	5.000%	7/1/36	400,000	404,931 (a)
Port Revenue Bonds, Series B	5.000%	7/1/37	200,000	202,159 (a)
Total Guam				1,814,038
Illinois — 1.4%

Illinois State, GO, Series B, Refunding	5.000%	10/1/32	1,050,000	1,083,565
Ohio — 83.8%
Akron, Bath & Copley, OH, Joint Township Hospital District Revenue:
Ohio Hospital Facilities, Summa Health Obligated Group, Series 2020, Refunding	4.000%	11/15/37	300,000	311,654 (b)
Ohio Hospital Facilities, Summa Health Obligated Group, Series 2020, Refunding	4.000%	11/15/38	360,000	373,985 (b)
Ashland, OH, School District, GO, Unlimited Tax, Classroom Facilities and School Improvement, Refunding, SD Credit Program	3.000%	11/1/42	1,000,000	800,456
Bedford, OH, School District, GO, School Improvement Bonds, Series 2025, Refunding, BAM	5.500%	12/1/58	1,000,000	1,032,633
Centerville, OH, Health Care Improvement Revenue, Southeast Twin Cities Transmission Project, Series 2021, Refunding	5.250%	11/1/50	500,000	471,643
Cleveland Cuyahoga County, OH, Port Authority Revenue:
Cleveland Museum of Natural History Project, Series 2021	4.000%	7/1/46	1,000,000	873,353
Euclid Avenue Development Corp. Project, Series A	5.500%	8/1/47	1,000,000	1,017,949
Flats East Bank Project, Series A, Refunding	4.000%	12/1/55	475,000	357,859 (c)
Playhouse Square Foundation Project, Series 2018, Refunding	5.500%	12/1/53	700,000	701,610
Toledo Museum of Art Project, Series C	5.000%	11/15/54	250,000	246,679
Cleveland, OH, Department of Public Utilities Division of Public Power Revenue, Series A, Refunding, AG	4.000%	11/15/36	750,000	738,897
Cleveland, OH, GO, Series A, Refunding	3.000%	12/1/34	1,250,000	1,178,863
Cleveland, OH, Water Pollution Control Revenue:
Series 2024	5.000%	11/15/49	725,000	738,157
Series 2024	5.000%	11/15/54	1,350,000	1,360,496
Columbus, OH, Metropolitan Housing Authority General Revenue:
Demorest Townhomes II Project, Series A	4.000%	5/1/34	1,500,000	1,487,195
Waldren Woods Project	4.000%	6/1/34	1,300,000	1,272,796
Columbus, OH, Metropolitan Library Revenue, Library Facilities Notes, Series 2019	4.000%	12/1/38	1,000,000	984,279
Columbus-Franklin County, OH, Finance Authority Revenue, Quarry Trails Phase III Project, Series A	5.500%	5/15/55	1,200,000	1,221,093
See Notes to Schedule of Investments.

Franklin Ohio Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Ohio Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Ohio — continued
Cuyahoga County, OH, Capital Facilities Bonds, GO:
Limited Tax, Series 2026, Refunding	5.250%	12/1/56	$2,000,000	$2,072,211
Limited Tax, Series 2026, Refunding	5.000%	12/1/64	2,000,000	2,013,455
Cuyahoga County, OH, Revenue:
Cleveland Orchestra Project, Series 2019, Refunding	5.000%	1/1/37	400,000	411,981
Cleveland Orchestra Project, Series 2019, Refunding	5.000%	1/1/41	1,435,000	1,460,632
Dayton-Montgomery County, OH, Port Authority Revenue:
Northcrest Gardens Apartments Project, Series 2024, FNMA - Collateralized	4.500%	1/1/41	990,000	950,760
Regional Stem Schools Inc. Project, Series 2024	5.000%	12/1/54	1,000,000	951,146
Delaware County, OH, Finance Authority, Special Obligation Development Revenue, The Villages at Casement Project, Series A	5.750%	12/1/41	350,000	380,221
Franklin County, OH, Convention Facilities Authority Hotel Project Revenue, Greater Columbus Convention Center, Series 2019	5.000%	12/1/44	1,000,000	974,437
Franklin County, OH, Health Care Facilities Revenue:
Friendship Village of Dublin Inc., Series 2014, Refunding	5.000%	11/15/44	1,000,000	976,981
Series 2022, Unrefunded	4.000%	7/1/40	1,000,000	906,887
Franklin County, OH, Revenue, Trinity Health Group, Series 2017	5.000%	12/1/46	2,445,000	2,460,067
Greene County, OH, Port Authority Revenue, Community First Solutions Obligated Group, Series B	5.000%	5/15/55	1,000,000	952,436
Hamilton County, OH, Healthcare Improvement Revenue:
Life Enriching Communities Project, Series 2016, Refunding	5.000%	1/1/46	1,000,000	978,593
The Christ Hospital, Series 2026, Refunding, AG	4.125%	6/1/44	2,000,000	1,857,535
Hamilton County, OH, Hospital Facilities Revenue, Series A, Refunding	5.500%	8/1/51	800,000	793,643
Hilliard, OH, Income Tax Revenue, Recreation and Wellness Campus, Series 2022	5.000%	12/1/52	1,000,000	1,015,976
Lake County, OH, Community College District Revenue, COP, Refunding	4.000%	10/1/35	1,840,000	1,841,760
Medina County, OH, Buckeye Local School District, COP, Series 2026, BAM	5.000%	12/1/46	500,000	510,647
Miami County, OH, Hospital Facilities Revenue, Kettering Health Network Obligated Group Project, Refunding	5.000%	8/1/49	1,680,000	1,687,466
Miami University, OH, General Receipts Revenue, Series A, Refunding	5.250%	9/1/51	2,000,000	2,083,903
Montgomery County, OH, Hospital Facilities Revenue, Kettering Health Network Obligated Group Project	4.000%	8/1/47	1,000,000	891,605
Northeast Ohio Medical University Revenue:
Series A, Refunding	5.000%	12/1/27	100,000	102,010
Series A, Refunding	5.000%	12/1/29	100,000	104,320
Oakwood City, OH, School District, GO, Unlimited Tax, Refunding	5.000%	12/1/47	885,000	902,907
Ohio State Air Quality Development Authority Revenue, Ohio Valley Electric Corp. Project, Series B	4.350%	6/30/40	2,000,000	1,919,858
Ohio State Higher Educational Facility Commission Revenue:
Ashtabula County Medical Center Obligated Group, Series 2022	5.250%	1/1/47	1,000,000	1,000,231
Capital University 2022 Project, Refunding	6.000%	9/1/52	400,000	396,439
Denison University 2023 Project	5.000%	11/1/48	1,185,000	1,205,173
John Carroll University 2020 Project	4.000%	10/1/50	1,000,000	766,991
Oberlin College 2023 Project, Green Bonds, Series A	5.250%	10/1/53	1,000,000	1,021,686
Otterbein Homes Obligated Group, Series 2023, Refunding	4.000%	7/1/31	915,000	933,069
The Cleveland Institute of Art 2018 Project	5.250%	12/1/48	250,000	222,335
Xavier University 2024 Project, Refunding	5.250%	5/1/54	1,000,000	957,538
See Notes to Schedule of Investments.

Franklin Ohio Municipal Income ETF 2026 Quarterly Report

 Franklin Ohio Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Ohio — continued
Ohio State Hospital Facilities Revenue, Children’s Hospital Medical Center of Akron, Series B	5.000%	8/15/32	$1,000,000	$1,077,517 (d)(e)
Ohio State Water Development Authority Pollution Control Loan Fund Revenue, Green Bonds, Series D	5.000%	12/1/44	1,000,000	1,054,646
Port of Greater Cincinnati, OH, Development Authority Revenue:
Duke Energy Convention Center Project , Second Subordinate Development Revenue Bonds, Series C, AG	5.250%	12/1/58	300,000	306,653
Duke Energy Convention Center Project , Second Subordinate Development Revenue Bonds, Series C, AG	5.250%	12/1/63	750,000	765,179
Three Oaks Phase II Project, Series A1	4.625%	11/15/45	700,000	684,502
Rickenbacker Port Authority, OH, Capital Funding Revenue, Series A	5.375%	1/1/32	555,000	597,707
Shawnee State University General Receipts Revenue:
Series 2026, Refunding, AG	5.000%	6/1/32	320,000	344,400 (f)
Series 2026, Refunding, AG	5.250%	6/1/51	1,000,000	1,020,422 (f)
Summit County, OH, Development Finance Authority Revenue, Akron Properties LLC, University of Akron Project, Series A, BAM	5.000%	7/1/45	1,000,000	1,007,709
Summit County, OH, Green Local School District, GO:
Series A, SD Credit Program	5.500%	11/1/47	650,000	669,772
Series B, AG	4.625%	11/1/47	500,000	493,920
Series B, AG	5.000%	11/1/52	1,200,000	1,205,253
Summit County, OH, Various Purpose Improvement Bonds, GO, Series 2022	5.000%	12/1/43	1,000,000	1,039,389
Upper Arlington, OH, Special Obligation Income Tax Revenue, Community Center, Series 2023	5.000%	12/1/53	1,000,000	1,009,992
Warren County, OH, Healthcare Facilities Revenue, Otterbein Homes Obligated Group, Series 2024, Refunding	5.000%	7/1/49	1,000,000	973,859
Total Ohio				63,125,416
Puerto Rico — 0.3%

Puerto Rico Commonwealth, GO, Restructured, Series A-1	4.000%	7/1/37	250,000	242,493
Texas — 1.6%
Bastrop, TX, ISD, GO, Unlimited Tax, School Building Bonds, Series 2023, PSF - GTD	5.000%	2/15/53	1,000,000	1,009,040
Beaumont, TX, Housing Authority Revenue, Residential Development Senior Lien, Series A	6.500%	7/1/55	165,000	160,870 (c)
Total Texas				1,169,910
U.S. Virgin Islands — 0.3%

U.S. Virgin Islands Matching Fund Special Purpose Securitization Corp. Revenue, Series A, Refunding	5.000%	10/1/30	210,000	218,365
Washington — 0.7%
Grays Harbor County, WA, Public Hospital District No 1 Revenue, Summit Pacific Medical Center, Series 2023, Refunding	6.750%	12/1/44	500,000	540,083
Total Investments before Short-Term Investments (Cost — $70,890,266)				69,388,577
See Notes to Schedule of Investments.

Franklin Ohio Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Ohio Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 8.7%
Putnam Government Money Market Fund, Class P Shares (Cost — $6,583,404)	3.420%	6,583,404	$6,583,404 (g)(h)
Total Investments — 100.8% (Cost — $77,473,670)			75,971,981
Liabilities in Excess of Other Assets — (0.8)%			(607,839)
Total Net Assets — 100.0%			$75,364,142

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(b)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Maturity date shown represents the mandatory tender date.
(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Securities traded on a when-issued or delayed delivery basis.
(g)	Rate shown is one-day yield as of the end of the reporting period.
(h)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2026, the total market value of investments in Affiliated Companies was $6,583,404 and the cost was $6,583,404 (Note 2).

Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
COP	—	Certificates of Participation
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
ISD	—	Independent School District
PSF	—	Permanent School Fund
SD	—	School District
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin Ohio Municipal Income ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Ohio Municipal Income ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on NAV, shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger

Franklin Ohio Municipal Income ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$69,388,577	—	$69,388,577
Short-Term Investments†	$6,583,404	—	—	6,583,404
Total Investments	$6,583,404	$69,388,577	—	$75,971,981

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2026. The following transactions were effected in such company for the period ended August 31, 2026.

	Affiliate Value at May 31, 2026	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Putnam Government Money Market Fund, Class P Shares	$7,058,420	$11,173,835	11,173,835	$11,648,851	11,648,851

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2026
Putnam Government Money Market Fund, Class P Shares	—	$31,234	—	$6,583,404

Franklin Ohio Municipal Income ETF 2026 Quarterly Report